Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	18,372,229
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	€ 7,041	€ 4,900
Current portion of net trade accounts and notes receivable	11,148	13,273
Other receivables	842	720
Inventories	4,263	3,920
Deferred tax assets	32	26
Other assets, current portion	367	621
Short-term investment	1,036	1,572
Total current assets	24,729	25,032
Noncurrent Assets
Property and equipment, net	2,035	2,534
Intangible assets, net	71	68
Goodwill	2,412	2,412
Deposits and other non-current assets	396	484
Net Trade accounts and notes receivable, non current	801	1,708
Total assets	30,444	32,238
Current liabilities
Trade accounts and notes payable	6,336	6,295
Deferred revenues, current portion	885	418
Social security and other payroll withholdings taxes	729	767
Employee absences compensation	473	444
Income taxes payable	12	31
Other accrued liabilities	1,928	1,988
Short-term borrowings	2,095	1,700
Current portion of capital lease obligations	459	557
Current portion of long-term debt	207	238
Convertible debentures carried at fair value	0	7,085
Financial instruments carried at fair value	0	195
Total current liabilities	13,124	19,717
Deferred revenues, non current	79	258
Capital lease obligations, non current	494	695
Non Convertible debentures	4,416	0
Financial instruments carried at fair value	1,754	0
Long-term debt, non current	415	720
Other long-term liabilities	1,999	2,135
Total liabilities	22,282	23,525
Shareholders' equity
Common stock, €0.13 par value; 18,753,757 shares issued and 18,372,229 shares outstanding; 13,726,532 shares issued and 13,345,004 shares outstanding; at December 31, 2012 and 2011, respectively	2,438	1,784
Additional paid-in capital	45,791	39,784
Retained earnings	(35,569)	(28,093)
Cumulative other comprehensive loss	(3,327)	(3,590)
Treasury stock, at cost; 381,528 at December 31, 2012 and 2011, respectively	(1,172)	(1,172)
Total shareholders' equity	8,161	8,714
Total liabilities and shareholders' equity	€ 30,444	€ 32,238

Statement of Financial Position (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Common Stock [Member]
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	18,753,757	13,726,532
Common Stock, Shares, Outstanding	18,372,229	13,345,004
Treasury Stock [Member]
Treasury Stock, Shares	381,528	381,528

Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Sales of goods	€ 17,009	€ 12,399	€ 13,135
Sales of RPPs & leases	3,988	4,508	4,689
Sales of spare parts and services	5,021	5,365	5,378
Total sales	26,018	22,272	23,202
Other revenues	47	20	506
Total revenues	26,065	22,292	23,708
Cost of goods	(9,735)	(7,365)	(7,656)
Cost of RPPs & leases	(2,329)	(2,240)	(2,641)
Cost of spare parts and services	(3,568)	(3,830)	(3,956)
Total cost of sales	(15,632)	(13,435)	(14,253)
Gross profit	10,433	8,857	9,455
Operating Expenses
Research and development expenses	(2,659)	(2,436)	(3,268)
Selling and marketing expenses	(6,620)	(5,874)	(6,684)
General and administrative expenses	(3,185)	(3,044)	(3,320)
Loss from operations	(2,030)	(2,497)	(3,818)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	(733)	482	884
Other income (expense), net	0	(50)	0
Financial (expense) income, net	(4,594)	1,522	(8,844)
Income (loss) before taxes	(7,358)	(543)	(11,778)
Income tax (expense) benefit	(118)	(395)	(939)
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Earnings per share
Basic income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)
Diluted income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)
Basic Weighted average shares outstanding	17,556,395	13,345,004	13,008,401
Diluted Weighted average shares outstanding	17,556,395	13,345,004	13,008,401

Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	931	1,413	1,233
Change in fair value	3,915	(2,436)	6,053
Other Non-cash compensation	243	370	489
Change in allowances for doubtful accounts & slow-moving inventories	153	457	186
Change in long-term provisions	(51)	431	(21)
Net capital loss on disposals of assets	290	355	78
Deferred tax expense (benefit)	(52)	293	180
Operating cash flow	(2,046)	(54)	(4,519)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	2,507	(172)	146
Decrease (Increase) in inventories	(497)	(436)	(355)
Decrease (Increase) in other assets	75	259	940
(Decrease) Increase in trade accounts and notes payable	(91)	508	192
(Decrease) Increase in accrued expenses, other current liabilities	(110)	(842)	(223)
Net increase (decrease) in operating assets and liabilities	1,884	(683)	700
Net cash used in operating activities	(162)	(737)	(3,818)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(334)	(756)	(244)
Net proceeds from sale of leased back assets	299	304	283
Acquisitions of property and equipment	(272)	(103)	(352)
Acquisitions of intangible assets	(44)	(11)	(13)
Acquisitions of short term investments, net	0	0	(406)
Net proceeds from sale of short term investments, net	536	0	0
Net proceeds from sale of assets	0	0	39
Increase (decrease) in deposits and guarantees, net	50	(47)	8
Net cash generated by (used in) investing activities	234	(612)	(685)
Cash flow from financing activities:
Proceeds from capital increase	1,898	758	8,966
Proceeds from long term borrowings, net of financing costs	1,821	210	598
Repayment of long term borrowings	(2,176)	(299)	(7,424)
Repayment of obligations under capital leases	(595)	(701)	(843)
Increase (decrease) in bank overdrafts and short-term borrowings	395	(295)	(644)
Net cash generated by (used in) financing activities	1,342	(328)	652
Net effect of exchange rate changes on cash and cash equivalents	727	(789)	(369)
Net increase (decrease) in cash and cash equivalents	2,141	(2,469)	(4,221)
Cash and cash equivalents at beginning of year	4,900	7,369	11,590
Cash and cash equivalents at end of year	€ 7,041	€ 4,900	€ 7,369

Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Additional Paid-In Capital [Member]	Common Stock [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2009	€ 29,961	€ 1,418	€ (1,233)	€ (3,131)	€ (14,436)	€ 12,579
Beginning Balance (Shares) at Dec. 31, 2009						10,510,305
Net income (loss)					(12,717)	(12,717)
Translation adjustment				(93)		(93)
Warrants and stock options granted	265		62			327
Warrants and stock options granted (Shares)						18,000
Provision for retirement indemnities				(162)		(162)
Ending Balance at Dec. 31, 2010	38,870		(1,172)	(3,386)	(27,154)	8,900
Ending Balance (Shares) at Dec. 31, 2010						13,008,401
Beginning Balance at Jan. 01, 2010
Capital increase	8,644	322				8,966
Capital increase (Shares)						2,480,096
Ending Balance at Dec. 31, 2010	38,870	1,740		(3,386)	(27,154)	8,900
Ending Balance (Shares) at Dec. 31, 2010						13,008,401
Net income (loss)					(938)	(938)
Translation adjustment				(274)		(274)
Warrants and stock options granted	199					199
Warrants and stock options granted (Shares)						336,603
Capital increase	714	44				758
Provision for retirement indemnities				70		70
Ending Balance at Dec. 31, 2011	39,784	1,784	(1,172)	(3,590)	(28,093)	8,714
Ending Balance (Shares) at Dec. 31, 2011						13,345,004
Net income (loss)					(7,475)	(7,475)
Translation adjustment				315		315
Warrants and stock options granted	881					881
Capital increase	5,126	654				5,780
Capital increase (Shares)						5,027,225
Provision for retirement indemnities				(52)		(52)
Ending Balance at Dec. 31, 2012	€ 45,791	€ 2,438	€ (1,172)	€ (3,327)	€ (35,569)	€ 8,161
Ending Balance (Shares) at Dec. 31, 2012						18,372,229

Statement of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Other comprehensive loss:
Foreign currency translation adjustments	315	(274)	(93)
Provision for retirement indemnities	(52)	70	(162)
Comprehensive income (loss), net of tax	€ (7,213)	€ (1,143)	€ (12,972)

Goodwill And Intangible Assets (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill	€ 2,412	€ 2,412

Other Revenues (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Revenue, Net	€ 47	€ 20	€ 506

Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current portion of net trade accounts and notes receivable	€ 11,148	€ 13,273

Schedule of other receivables (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
NontradeReceivablesCurrent	€ 842	€ 720

Schedule of Inventory, Current (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories	€ 4,263	€ 3,920

Schedule of Other Assets (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total	€ 24,729	€ 25,032

Schedule of Property, Plant and Equipment (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total	€ 2,035	€ 2,534

Schedule of Future Minimum Lease Payments for Capital Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current portion of capital lease obligations	€ 459	€ 557
Long-term portion	€ 494	€ 695

Schedule of other long term liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total	€ 1,999	€ 2,135

Schedule of other revenues (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Revenue, Net	€ 47	€ 20	€ 506

Schedule of Research and development expenses (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense	€ 2,659	€ 2,436	€ 3,268

Schedule of financial income (expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial (expense) income, net	€ (4,594)	€ 1,522	€ (8,844)

Schedule of Components of Income Tax Expense (Benefit) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Expense (Benefit)	€ (52)	€ 293	€ 180
Income Tax Expense (Benefit)	€ 118	€ 395	€ 939

Schedule of Earnings Per Share, Basic and Diluted (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Number of Shares Outstanding, Diluted	17,556,395	13,345,004	13,008,401

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term investment	€ 1,036	€ 1,572
Short-term Debt	2,095	1,700
Accounts Payable, Trade, Current	€ 6,336	€ 6,295

Schedule of Cash and Cash Equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	€ 7,041	€ 4,900	€ 7,369	€ 11,590
Short-term investment	€ 1,036	€ 1,572

Schedule of Accounts Payable and Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts and notes payable	€ 6,336	€ 6,295